Borrowings - Summary of Movements In Liabilities From Financing Activities (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	€ 434,212	€ 320,357
Proceeds from borrowings	164,851	82,400
Transaction fees	(2,564)	(624)
Payment of principal portion of lease liabilities	(7,362)	(4,692)
New leases	55,704	37,932
Termination of leases	(16,349)	(393)
Foreign exchange adjustments	931	(684)
Other changes	(994)	(84)
Ending balance	628,429	434,212
Renewed facility
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	350,722	269,033
Proceeds from borrowings	14,851	82,400
Transaction fees	0	(624)
Other changes	(996)	(87)
Ending balance	364,577	350,722
Convertible instruments
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	0
Proceeds from borrowings	150,000
Transaction fees	(2,564)
Other changes	1
Ending balance	147,437	0
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	83,490	51,324
Payment of principal portion of lease liabilities	(7,362)	(4,692)
New leases	55,704	37,932
Termination of leases	(16,349)	(393)
Foreign exchange adjustments	931	(684)
Other changes	1	3
Ending balance	€ 116,415	€ 83,490